Average Annual Total Returns - Hartford Schroders Tax-Aware Bond Fund	Class A Return Before Taxes Since Inception		Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return Before Taxes Since Inception		Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class Y Return Before Taxes Since Inception		Class Y Return Before Taxes 1 Year		Class Y Return Before Taxes 5 Years		Class F Return Before Taxes Since Inception		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class SDR Return Before Taxes Since Inception		Class SDR Return Before Taxes 1 Year		Class SDR Return Before Taxes 5 Years		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	4.26%	[1]	0.94%	[1]	2.88%	[1]	3.77%	0.29%	2.31%	3.58%	0.99%	2.30%	4.54%	[2]	3.88%	[2]	3.18%	[2]	5.04%	6.01%	4.09%	5.03%	[2]	5.92%	[2]	4.07%	[2]	5.05%	[3]	6.04%	[3]	4.12%	[3]	5.04%	[2]	5.95%	[2]	4.09%	[2]	4.10%	5.21%	3.91%

[1]	Performance for Class A shares prior to December 30, 2014 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares.
[2]	Class C, Class Y and Class SDR shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares.
[3]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. If the performance were adjusted, it may have been higher or lower.